Prepaid Expenses and Other Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Prepaid Expenses and Other Assets [Line Items]
Provisions for expected credit losses	$ 650,000
Cumulative expected credit losses	800,000		$ 150,000
Credit [Member]
Prepaid Expenses and Other Assets [Line Items]
Provisions for expected credit losses	$ 650,000		$ 150,000